Income taxes - Components of the deferred tax assets and liabilities (Details)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Deferred tax assets:
Long-term investments	$ 816,092	¥ 5,325,000		¥ 3,455,742
Accrued expenses	4,180,947	27,280,677		30,867,551
Accounts receivables contract assets	12,198,266	79,593,687		105,168,108
Guarantee liabilities	9,509,372	62,048,651		210,014,843
Financial guarantee derivatives	24,104,368	157,281,000		116,363,471
Loan receivable from Xiaoying Housing Loans	2,536,593	16,551,270		7,231,727
Loans receivable from Xiaoying Credit Loans and Xiaoying Revolving Loans	9,268,924	60,479,731		10,264,710
Operating loss carry forwards	32,845,041	214,313,889		5,631,764
Earnings rights associated with loan assets	76,167	496,990		0
Deposits to institutional cooperators	395,330	2,579,529
Investment in Consolidated Trusts	123,849	808,113
Lease liabilities	1,452,821	9,479,662		13,226,632
Others				149,079
Deferred tax assets, gross	97,507,770	636,238,199		502,373,627
Valuation allowance	(2,147,131)	(14,010,030)	$ (744,054)	(4,854,955)	¥ (403,674)
Total deferred tax assets, net	95,360,639	622,228,169		497,518,672
Deferred tax liabilities:
Property and equipment	89,173	581,854		662,682
Long-term investments	1,038,896	6,778,801		646,786
Investment in Consolidated Trusts				18,953,213
Right-of-use assets	1,412,249	9,214,921		13,124,040
Total deferred tax liabilities	2,540,318	16,575,576		33,386,721
Increase in deferred tax asset	$ 92,820,321	¥ 605,652,593		465,441,419
Cumulative effect of accounting change | Adoption of ASU 2016-13
Deferred tax liabilities:
Increase in deferred tax asset				¥ 5,750,000